Consolidated Balance Sheets (Parentheticals) $ in Thousands	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 ₪ / shares
Statement of Financial Position [Abstract]
Trade receivables, allowances (in Dollars) | $	$ 5,227		$ 738
Ordinary shares, par value (in New Shekels per share) | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	200,000,000		200,000,000
Ordinary shares, shares issued	50,371,684		49,953,615
Ordinary shares, shares outstanding	47,719,633		49,953,615
Treasury shares at cost	2,652,051